Matthew L. Thompson Partner matthew.thompson@FaegreBD.com Direct +1 612 766 6854	Faegre Baker Daniels LLP 2200 Wells Fargo Center 90 South Seventh Street Minneapolis Minnesota 55402-3901 Phone +1 612 766 7000 Fax +1 612 766 1600

August 17, 2012

Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549	VIA EDGAR

Re:     Whitebox Mutual Funds (File Nos. 333-175116 and 811-22574)

Ladies and Gentlemen:

On behalf of Whitebox Mutual Funds, a Delaware statutory trust (the “Trust”), we are transmitting for filing Post-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A pursuant to Rule 472 and Rule 485(a)(2) under the Securities Act of 1933, to become effective 75 days after this filing (the “Registration Statement”). The Trust is filing Post-Effective Amendment No. 1 pursuant to Rule 485(a)(2) because the Trust is establishing a new series, the Whitebox Long Short Equity Fund (the “New Fund”). The current prospectus and statement of additional information for the other series of the Trust are not changed by the filing of this Post-Effective Amendment No. 1 to the Trust’s Registration Statement.

The Trust and the investment adviser to the New Fund intend to reorganize an existing unregistered Whitebox hedge fund with a substantially similar investment objective and strategy (the “Predecessor”) into the New Fund. The New Fund will have no shareholders prior to the proposed reorganization. In connection with the proposed reorganization, the New Fund and the Predecessor will comply with Section 17 of the Investment Company Act by relying on Rule 17a-8 and complying with the conditions of Rule 17a-8. Guidestone Financial Resources of the Southern Baptist Convention, No-Action Letter (publicly available December 27, 2006).

The New Fund will include in its prospectus the performance of the Predecessor. MassMutual Institutional Funds, No-Action Letter (publicly available September 28, 1995). The New Fund will comply with conditions and requirements for including the Predecessor’s performance that are set forth in the MassMutual letter.

We set forth below additional considerations and analysis related the proposed transaction, and resulting disclosure considerations, which were discussed with Richard Pfordte and Kevin Rupert of the Staff of the Securities and Exchange Commission.

Securities and Exchange Commission	-2-	August 17, 2012

Proposed Reorganization—The proposed transaction will be accomplished by the New Fund acquiring substantially all of the assets and liabilities of the Predecessor in exchange for Institutional Class Shares of the New Fund, with an initial NAV to be established in an Agreement and Plan of Reorganization (which will be filed by amendment to the Registration Statement). The Predecessor will thereupon liquidate and make pro rata distributions of the New Fund’s shares to the Predecessor’s investors.

The following are additional details related to the proposed reorganization:

•	The effective date of the reorganization will be immediately following the effectiveness of Post-Effective Amendment No. 1 to the Registration Statement.

•	The New Fund will include an undertaking in Part C of the Registration Statement to not issue shares of the New Fund prior to the closing of the reorganization.

•

The Agreement and Plan of Reorganization will include a representation that the Predecessor has obtained the necessary shareholder approvals to effect the reorganization of the Predecessor, in full compliance with applicable state and federal law, prior to effecting the reorganization.

The New Fund will not file a Form N-14 to register the shares of the New Fund to be issued in connection with the reorganization in reliance on the exception under Rule 145(a)(2), the so-called “change in domicile” exception. The “change in domicile “ exception to the registration requirements of Rule 145 was carved out to preserve the “no-sale “ theory (no new investment decision) previously embodied in Rule 133 for restructurings effected to change an issuer’s domicile. Over the years the scope of the “change in domicile “ exception contained in Rule 145(a)(2) has grown through construction of the Rule by the Staff of the Securities and Exchange Commission, recognizing that various changes in a fund’s policies might be made incident to a reorganization. These interpretations seem to recognize that no sound policy reason dictates anything more than a proxy statement or information statement (the proxy statement is publicly filed if the predecessor is subject to Section 20(a) of the Investment Company Act and Section 14(a) of the Securities Exchange Act of 1934), in such reorganizations, as a means of informing shareholders and gaining their approval as required by applicable state or federal law because there is no new investment decision.

In this transaction, the Predecessor is essentially doing nothing more than becoming a registered investment company. The management and portfolio managers will remain substantially the same, and the investors are not making a new investment decision. Therefore, the policy reasons identified above apply and suggest that registration on Form N-14 is unnecessary. We note that the Commission staff has taken “no action” positions in a number of cases involving corporate reorganizations without any change in domicile. See, e.g., Lazard Freres Institutional Fund, Inc., No-Action Letter (publicly available February 26, 1987) (reorganization of three Maryland corporations into newly-created shell series of two existing Maryland corporations); and Massachusetts Financial Development Fund, Inc., No-Action Letter (publicly available January 10, 1985) (reorganization of five Massachusetts business corporations into Massachusetts business trusts).

Financial Highlights—In its initial Prospectus, the New Fund will not include financial highlights. The New Fund will indicate that the financial highlights are not included because the New Fund is newly formed and has not had any operations as of the date of the Prospectus. The disclosure will go on to indicate that audited financial statements for the Predecessor for 2011 and 2010 are provided in an Appendix to the Statement of Additional Information (“SAI”) and are available to shareholders upon request.

Securities and Exchange Commission	-3-	August 17, 2012

Financial Statements—In an amendment to the Registration Statement under Rule 485(b) of the Securities Act of 1933, the New Fund will include as an appendix to the SAI two years of audited GAAP financial statements, which were not prepared in accordance with Regulation S-X (as the Predecessor is not registered with the Securities and Exchange Commission). To comply with the 245 day rule under Regulation S-X, the New Fund will also include unaudited June 30, 2012 financial statements, which will include an unaudited schedule of investments in securities. The SAI will also include language that states that the New Fund “adopts” the included financial statements of the Predecessor as the New Fund’s own financial statements. The New Fund will be the “accounting survivor” of the Predecessor.

Please call the undersigned at (612) 766-6854 should you have any questions regarding this filing.

Very truly yours,

/s/ Matthew L. Thompson

Matthew L. Thompson

cc:	Richard Pfordte, Branch Chief
Kimberly Browning, SEC Staff
Kevin Rupert, SEC Staff

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